SCHEDULE OF COMPUTATIONS OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Loss per share:
Net loss, as reported	$ (11,024,951)	$ (6,940,162)	$ (30,763,863)	$ (13,202,933)
After tax interest adjustment
Net loss	$ (11,024,951)	$ (6,940,162)	$ (30,763,863)	$ (13,202,933)	$ (17,106,497)	$ (1,235,021)
Weighted average basic and diluted shares	262,832,833	192,112,139	267,956,183	188,051,336	206,211,711	172,046,517
Dilutive securities and instruments:
Convertible preferred stock
Convertible notes
Stock options and warrants
Weighted average diluted shares	262,832,833	192,112,139	267,956,183	188,051,336
Earnings (loss) per share:
Basic and diluted	$ (0.04)	$ (0.04)	$ (0.12)	$ (0.07)	$ (0.08)	$ (0.01)